Business and Presentation (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Exit Activities [Table Text Block]
The discontinuance of this development program is considered an exit activity. As such, we recognized the following expenses in the second and third quarters of 2014:

	Quarter ended
	June 30, 2014	September 30, 2014

Severance costs	$320,000	$-
Loss on abandonment of lease	-	243,000
Loss on disposal of assets	-	132,000

Total	$320,000	$375,000

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The assumptions used in the model for the LTIP and EIP are summarized in the following table:

	2014	2013
Risk free rate	0.1-1.7%	0.4-1.4%
Weighted average expected years until exercise	6.3	5.9
Expected stock volatility	118-127%	96-135%
Dividend yield	—	—